Share-based Compensation - Restricted stock units - Changes in TRSUs (Details) - Time Restricted stock units	9 Months Ended
Sep. 30, 2025 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance as at the beginning | shares	283,757
Balance as at the beginning, Weighted average fair value at grant date | $ / shares	$ 13.04
RSU granted (in shares) | shares	170,481
RSUs Granted during the period, Weighted average fair value at grant date | $ / shares	$ 9.53
RSUs vested (in shares) | shares	(216,425)
RSUs vested during the period, Weighted average fair value at grant date | $ / shares	$ (8.13)
Balance as at the end (none of which are vested) | shares	237,813
Balance as at the end (none of which are vested), Weighted average fair value at grant date | $ / shares	$ 11.62